SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 485,273	$ 568,718
Prepaid stock-based compensation	1,635,230
Payroll tax holding account	51,573	34,549
Vendor deposits	174,000
Total	$ 2,346,076	$ 603,267	$ 841,637